Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2010
Geographic Areas
Geographic Areas

	Net Sales			Operating Income			Property, Plant and Equipment - net
(Millions)	2010	2009	2008	2010	2009	2008	2010	2009
United States	$9,210	$8,509	$9,179	$1,636	$1,640	$1,578	$3,888	$3,809
Asia Pacific	8,259	6,120	6,423	2,400	1,528	1,662	1,605	1,366
Europe, Middle East and Africa	6,259	5,972	6,941	1,112	1,003	1,294	1,239	1,318
Latin America and Canada	2,950	2,516	2,723	797	631	693	547	507
Other Unallocated	(16)	6	3	(27)	12	(9)	—	—
Total Company	$26,662	$23,123	$25,269	$5,918	$4,814	$5,218	$7,279	$7,000